Segments Disclosures - Additions to non-current assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	$ 480	$ 486	$ 417
Purchase of intangible assets	9	14	14
Corporate
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	28	13	1
Purchase of intangible assets	8	13	12
Operating segments | Hydro
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	29	22	23
Purchase of intangible assets	0	0	0
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	166	174	229
Purchase of intangible assets	0	0	0
Operating segments | Gas
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	167	199	74
Purchase of intangible assets	0	0	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	90	78	90
Purchase of intangible assets	1	1	2
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	0	0	0
Purchase of intangible assets	$ 0	$ 0	$ 0